                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2008

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    FBOP CORPORATION
Address: 11 WEST MADISON STREET
         OAK PARK, ILLINOIS 60302

Form 13F File Number: 28-12521

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  MICHAEL F. DUNNING
Title: EXECUTIVE VICE PRESIDENT, CHIEF FINANCIAL OFFICER
Phone: 708-445-3173

Signature, Place, and Date of Signing:  /s/ MICHAEL F. DUNNING,
                                        --------------------------------
                                        OAK PARK, IL,
                                        FEBRUARY 12, 2009

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by OTHER reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 3

Form 13F Information Table Entry Total: 10

Form 13F Information Table Value Total: $25,065 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, OTHER than the manager filing this report.

No.    Form 13F File No.               Name
---    -----------------    ----------------------------
1.     28-12734             COTTONWOOD HOLDINGS, INC.

2.     N/A                  RIVER CAPITAL ADVISORS, INC.

3.     N/A                  TREMONT CAPITAL CORPORATION

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                           FORM 13F INFORMATION TABLE

                                                                                            VOTING AUTHORITY
                           TITLE OF            VALUE   SHARES/ SH / PUT / INVSTMT  OTHER   -------------------
      NAME OF ISSUER        CLASS     CUSIP   (X$1000) PRN AMT PRN  CALL  DSCRETN MANAGERS   SOLE  SHARED NONE
-------------------------- -------- --------- -------- ------- ---- ----- ------- -------- ------- ------ ----
Bank Marin Corte Madera CA   COM    063431100    5303   221056  SH        DEFINED    1      221056
Banner Corp                  COM    06652V109   11401  1211543  SH        DEFINED    1     1211543
Cascade Financial Corp       COM    147272108     842   154814  SH          SOLE            154814
Cascade Financial Corp       COM    147272108    2077   381875  SH        DEFINED    1      381875
CFS Bancorp Inc              COM    12525D102    3287   842914  SH          SOLE            842914
Midwest Banc Holdings Inc    COM    598251106     254   181637  SH        DEFINED    3      181637
PFF Bancorp Inc              COM    69331W104       0  2229200  SH        DEFINED    1     2229200
Rainier Pacific Financial    COM    75087U101     227   162315  SH        DEFINED    1      162315
Riverview Bancorp Inc        COM    769397100     201    89153  SH        DEFINED    1       89153
Tamalpais Bancorp            COM    87485H103    1473   173867  SH        DEFINED    1      173867

                                                25065